Shareholder Report, Average Annual Return (Details) 190132_Angel Oak Multi-Strategy Income Fund_Class C_TSR SemiAnnual {Class C}	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with maximum 1.00% deferred sales charge)
Average Annual Return, Percent		3.96%	0.97%	1.82%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent		4.96%	0.97%	1.82%
Bloomberg U.S. Aggregate Bond Index_1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.71%	(0.40%)	1.35%